Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Short-Term Borrowings [Abstract]
Schedule of Short-Term Borrowings	Short-term borrowings consisted of the following:
	Annual Interest Rate	Maturity (Months)	Principal	As of December 31, 2024	As of December 31, 2025
			USD	USD	USD
Short-term borrowings:
China Bohai Bank(1)	4.80%	February, 2026	3,424,987	-	1,422,831
Agricultura Bank of China (1)	3.45%	August, 2026	2,739,990	-	1,429,981
Agricultura Bank of China (1)	3.45%	March, 2026	2,465,991	-	1,136,835
Agricultura Bank of China (1)	3.60%	May, 2026	2,001,973	-	2,001,973
Agricultura Bank of China (1)	3.50%	May, 2026	2,573,966	-	2,573,966
Shengjing Bank(1)(5)	4.00%	January, 2026	1,429,981	-	1,429,981
China Zheshang Bank	3.15%	April, 2026	1,415,681	-	1,415,681
Shanghai Rural Commercial Bank	3.50%	October, 2026	1,415,681	-	1,415,681
Bank of Jiangsu (1)(6)	3.85%	July, 2025	1,369,994	-	714,992
China Construction Bank (1) (4)	3.65%	March, 2025	3,424,987	3,424,987	3,551,957
Beijing Bank (1)	4.50%	September, 2025	2,739,990	2,739,990	2,859,962
Agricultura Bank of China (1)	3.35%	June, 2025	2,465,991	2,465,991	-
Agricultura Bank of China (1)	3.35%	May, 2025	1,917,992	1,917,992	-
Shanghai Bank (2)	4.00%	February, 2025	1,643,993	1,643,993	-
Shanghai Bank (3)	4.00%	November, 2025	1,369,994	1,369,994	1,429,981
Shanghai Bank (3)	4.00%	November, 2025	1,369,994	1,369,994	1,429,981
Agricultura Bank of China (1)	3.35%	August, 2025	1,369,994	1,369,994	-
Bank of Nanjing(6)	5.00%	December, 2025	1,369,994	1,369,994	1,395,661
Bank of Ningbo (6)	4.30%	August, 2025	1,369,994	1,369,994	1,429,981
Bank of Ningbo (6)	4.30%	August, 2025	1,369,994	1,369,994	1,429,981
Shanghai Rural Commercial Bank	3.50%	October, 2025	1,369,994	1,369,994	-
China Bohai Bank	4.90%	February, 2025	1,369,994	1,369,994	-
China Bohai Bank	4.90%	February, 2025	1,369,994	1,369,994	-
Bank of Wenzhou	5.55%	April, 2025	1,369,994	1,369,994	-
Shengjing Bank (1)	4.00%	June, 2025	1,369,994	1,369,994
China Zheshang Bank (1)	4.50%	September, 2025	1,369,994	1,369,994	-
Bank of Jiangsu (1)	4.00%	September, 2025	1,369,994	1,369,994	1,429,981
Shanghai Bank (2)	4.00%	February, 2025	1,095,996	1,095,996	-
Agricultura Bank of China (1)	3.35%	April, 2025	1,095,996	1,095,996	-
Bank of Jiangsu (1)	4.00%	July, 2025	684,998	684,998	714,990
Total				32,879,865	29,214,396
(1)	These borrowings are pledged by the intellectual properties owned by Shanghai Xiao-I.

(2)	These borrowings are pledged by the intellectual properties owned by Shanghai Xiao-I, and guaranteed by Zhizhen Zhilian Artificial Intelligence Technology (Shanghai) Co., Ltd., the subsidiary of the Group, and Shanghai Administration Center of Policy Financing Guarantee Funds for SMEs.
(3)	These borrowings are pledged by the account receivables owned by Shanghai Xiao-I.

(4)	The Group is required to maintain a specified gearing ratio in accordance with the loan covenants under its agreement with China Construction Bank. As at December 31, 2024, the Group met the required leverage threshold under Chinese Accounting Standards. In May 2025, the Huangpu District People’s Court of Shanghai accepted a financial contract dispute filed by China Construction Bank Corporation Shanghai Branch against Shanghai Xiao-i, seeking repayment of loan principal and penalty interest totaling RMB25,036,162.25 ($3,494,913). The court has issued a final judgment ordering the defendant to pay the claimed amount. See Note 18 for details.

(5)	As of December 31, 2025, the borrowing was overdue. The Group is actively engaging with the bank to discuss repayment arrangements and related solutions.

(6)	These borrowings are subject to litigation. See Note 18 for details.

Schedule of Long-Term Borrowings
	Annual Interest Rate	Maturity (Months)	Principal	As of December 31, 2024	As of December 31, 2025
			USD	USD	USD
Long-term borrowings:
Bank of Wenzhou	5.55%	December, 2028	1,387,082	-	1,387,082
Total				-	1,387,082